Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 15, 2021, the holders of the Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Units and units that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any stockholder or warrant holder to cure any ambiguity or correct any defective provision or to make any amendments that are necessary in the good faith determination of the board of directors of the Company (taking into account then existing market precedents) to allow for the warrants to continue to be classified as equity in the Company’s condensed financial statements, but requires the approval by the holders of at least 50% of the then outstanding Public Warrants to make any change that adversely affects the interests of the registered holders of Public Warrants. Accordingly, the Company may amend the terms of the Public Warrants (i) in a manner adverse to a holder of Public Warrants if holders of at least 50% of the then outstanding Public Warrants approve of such amendment or (ii) to the extent necessary for the warrants in the good faith determination of the board of directors of the Company (taking into account then existing market precedents) to allow for the warrants to continue to be classified as equity in the Company’s condensed financial statements without the consent of any stockholder or warrant holder. Although the

Company’s ability to amend the terms of the Public Warrants with the consent of at least 50% of the then outstanding Public Warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, convert the warrants into cash or shares, shorten the exercise period or decrease the number of shares of Class A common stock purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriter earned a cash underwriting discount of two percent (2%) of the gross proceeds of the Public Offering and exercise of the over-allotment, or $4,973,868. Additionally, the underwriter was initially entitled to a deferred underwriting discount of 3.5% of the gross proceeds, or $8,704,270, of the Public Offering and exercise of the over-allotment upon the completion of the Company’s initial Business Combination. On October 18, 2023, the Company entered into an agreement with the underwriter in which the underwriter waived any entitlement it may have to the deferred underwriting discount in respect of any Business Combination. As a result, the Company recorded $8,704,270 to additional paid-in capital in relation to the waiver of the deferred underwriter fee in the accompanying condensed balance sheets.

Financial Advisory Fee

The Company engaged Cohen & Company Capital Markets, a related party and a division of J.V.B. Financial Group, LLC (“CCM”), to provide financial advisory services in connection with the Public Offering. The Company paid CCM a fee in an amount equal to 0.3% of the aggregate proceeds of the Public Offering (excluding the proceeds of the exercise of the over-allotment option) net of underwriter’s expenses, which was paid to CCM upon the closing of the Public Offering.

The Company also intends to engage CCM as an advisor in connection with the Business Combination for which it will earn an advisory fee of 0.525% of the proceeds of the Public Offering (excluding the proceeds of the exercise of the over-allotment option) payable at closing of the Business Combination.

CCM will also be entitled to an advisory fee equal to 0.825% of the aggregate proceeds of the exercise of the over-allotment option, payable at the closing of the Business Combination. The underwriter had agreed to reimburse the Company for the fee to CCM as it becomes payable out of the underwriting commission. Accordingly, a reimbursement receivable and deferred advisory fee of $1,155,000 had been recorded. On October 18, 2023, the Company entered into an agreement with the underwriter in which the underwriter waived any entitlement it may have to the deferred underwriting discount in respect of any Business Combination. As a result, the Company reversed the reimbursement receivable and recognized $1,155,000 of advisory fee expenses as of December 31, 2023.

Non-redemption Agreements

Between September 7 and 15, 2023, the Company entered into non-redemption agreements with unaffiliated third parties in exchange for each such party agreeing not to redeem public shares in connection with the Meeting that was held on September 19, 2023. In exchange for the foregoing commitments not to redeem public shares, the Company has agreed to issue or cause to be issued an aggregate of 1,610,000 Class A Shares at the time of the Company’s initial business combination (“Investor Shares”). In addition, the Company has agreed that it will not utilize any funds from the Trust Account to pay any potential excise taxes that may become due pursuant to the IR Act upon a redemption of public shares, including in connection with the Charter Amendment, an initial business combination or liquidation of the Company. The Company evaluated the classification and accounting of the issuance of the Investor Shares under ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”. The Company concluded that the monetary value of the obligation is a known and fixed amount at inception as the monetary value of the obligation will be defined and provided to each investor with the final number of Investor Shares stated in the non-redemption agreements. Therefore, the settlement terms of the non-redemption agreement (i.e., number of shares held by the holder) is considered an input into a fixed-for-fixed contract and the shares issued will be recorded in equity. The Company estimated the aggregate fair value of the 1,610,000 Investor Shares attributable to the non-redeeming shareholders to be $708,400 or $0.44 per share. The fair value of the Investor Shares was recorded as an expense with a corresponding credit to additional paid-in capital. The fair value was determined based on an application of a binomial/lattice model which is considered to be a Level 3 fair value measurement.

The key inputs into the binomial/lattice model for the Investor Shares were as follows at September 30, 2023:

Input	September 30, 2023
Risk-free interest rate	4.6%
Term (in years)	5.1
Volatility	10.0%
Exercise price	$11.50
Asset Price	$10.46

On January 17, 2024, the Company entered into non-redemption agreements with unaffiliated third parties in exchange for each such party agreeing not to redeem public shares in connection with the January Meeting that was held on January 19, 2024. In exchange for the foregoing commitments not to redeem public shares, the Company has agreed to issue or cause to be issued an aggregate of 1,112,500 Investor Shares. In addition, the Company has agreed that it will not utilize any funds from the Trust Account to pay any potential excise taxes that may become due pursuant to the IR Act upon a redemption of public shares, including in connection with the January Charter Amendment, an initial business combination or liquidation of the Company. The Company evaluated the classification and accounting of the issuance of the Investor Shares under ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”. The Company concluded that the monetary value of the obligation is a known and fixed amount at inception as the monetary value of the obligation will be defined and provided to each investor with the final number of Investor Shares stated in the non-redemption agreements. Therefore, the settlement terms of the non-redemption agreement (i.e., number of shares held by the holder) is considered an input into a fixed-for-fixed contract and the shares issued will be recorded in equity. The Company estimated the aggregate fair value of the 1,112,500 Investor Shares attributable to the non-redeeming shareholders to be $838,825 or $0.754 per share. The fair value of the Investor Shares was recorded as an expense with a corresponding credit to additional paid-in capital. The fair value was determined using the standard closed-form Black Scholes model which is considered to be a Level 3 fair value measurement.

The key inputs into the Black Scholes model for the Investor Shares were as follows at January 3, 2024:

Input	January 3, 2024
Risk-free interest rate	3.90%
Term (in years)	5.0
Probability of de-SPAC	20.0%
Exercise price	$11.50
Public Warrant Price	$0.053

Subscription Agreement

The Company evaluated the accounting for the Subscription Agreement under ASC 480 “Distinguishing Liabilities from Equity”. The Company concluded that the subscription shares to be issued as part of the bundled transaction are classified and accounted for as equity. Therefore, the proceeds are required to be allocated based on the relative fair values of the base instrument of the investment amount and the Common Stock in accordance with the guidance in ASC 470 “Debt.” At September 30, 2024 and December 31, 2023, $550,000 and $0 were outstanding under the promissory note of the subscription agreement, respectively.

On April 2, 2024 and January 2, 2024, Polar contributed a $200,000 Capital Contribution and a $350,000 Capital Contribution, respectively, pursuant to the Subscription Agreement.

The table below summarizes the outstanding promissory note under the Subscription Agreement as of September 30, 2024:

Principal value of promissory note January 13, 2024	$350,000
Principal value of promissory note April 2, 2024	200,000
Debt discount, net of amortization	(111,499)
Promissory note, net of discount	$438,501

Merger Agreement

On July 24, 2024, the Company and Fold, Inc. announced that they have entered into an Agreement and Plan of Merger by and among the Company, EMLD Merger Sub Inc., a wholly-owned subsidiary of the Company, and Fold, pursuant to which, among other things, Merger Sub will be merged with and into Fold with Fold surviving the merger as a wholly-owned subsidiary of the Company.

As a result of the Transactions, Fold will become a subsidiary of the Company, with the former stockholders of Fold becoming stockholders of the Company.

Consideration

The aggregate consideration to be paid in the Transactions will consist of shares of the Company’s Class A common stock based on Fold’s pre-money equity value of $365 million. In the event the 60-volume weighted average price of Bitcoin as of the day immediately prior to the closing of the Merger (the “Closing”) is greater than $90,000, the aggregated consideration to be paid in the Transactions will be increased by 20% of the increase in value of the amount of Bitcoin in Fold’s treasury as of July 24, 2024, up to a maximum of $54.75 million. There are no other adjustments to the consideration amount contemplated in the Merger Agreement.

For a description of the Business Combination and certain agreements executed in connection therewith, see the Current Report on Form 8-K filed by the Company on July 24, 2024.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 15, 2021, the holders of the Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Units and units that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any stockholder or warrant holder to cure any ambiguity or correct any defective provision or to make any amendments that are necessary in the good faith determination of the board of directors of the Company (taking into account then existing market precedents) to allow for the warrants to continue to be classified as equity in the Company’s financial statements, but requires the approval by the holders of at least 50% of the then outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants (i) in a manner adverse to a holder of public warrants if holders of at least 50% of the then outstanding public warrants approve of such amendment or (ii) to the extent necessary for the warrants in the good faith determination of the board of directors of the Company (taking into account then existing market precedents) to allow for the warrants to continue to be classified as equity in the Company’s financial statements without the consent of any stockholder or warrant holder. Although the Company’s ability to amend the terms of the public warrants with the consent of at least 50% of the then outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, convert the warrants into cash or shares, shorten the exercise period or decrease the number of shares of Class A common stock purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriter earned a cash underwriting discount of two percent (2%) of the gross proceeds of the Public Offering and exercise of the over-allotment, or $4,973,868. Additionally, the underwriter was initially entitled to a deferred underwriting discount of 3.5% of the gross proceeds, or $8,704,270, of the Public Offering and exercise of the over-allotment upon the completion of the Company’s initial Business Combination. On October 18, 2023, the Company entered into an agreement with the underwriter in which the underwriter waived any entitlement it may have to the deferred underwriting discount in respect of any Business Combination. As a result, the Company recorded $8,704,270 to additional paid-in capital in relation to the waiver of the deferred underwriter fee in the accompanying balance sheets.

Financial Advisory Fee

The Company engaged Cohen & Company Capital Markets, a related party and a division of J.V.B. Financial Group, LLC (“CCM”), to provide financial advisory services in connection with the Public Offering. The Company paid CCM a fee in an amount equal to 0.3% of the aggregate proceeds of the Public Offering (excluding the proceeds of the exercise of the over-allotment option) net of underwriter’s expenses, which was paid to CCM upon the closing of the Public Offering.

The Company also intends to engage CCM as an advisor in connection with the Business Combination for which it will earn an advisory fee of 0.525% of the proceeds of the Public Offering (excluding the proceeds of the exercise of the over-allotment option) payable at closing of the Business Combination.

CCM will also be entitled to an advisory fee equal to 0.825% of the aggregate proceeds of the exercise of the over-allotment option, payable at the closing of the Business Combination. The underwriter had agreed to reimburse the Company for the fee to CCM as it becomes payable out of the underwriting commission. Accordingly, a reimbursement receivable and deferred advisory fee of $1,155,000 had been recorded. On October 18, 2023, the Company entered into an agreement with the underwriter in which the underwriter waived any entitlement it may have to the deferred underwriting discount in respect of any Business Combination. As a result, the Company reversed the reimbursement receivable and recognized $1,155,000 of advisory fee expenses in the accompanying statements of operations.

Non-redemption Agreements

Between September 7 and 15, 2023, the Company entered into non-redemption agreements with unaffiliated third parties in exchange for each such party agreeing not to redeem public shares in connection with the Meeting that was held on September 19, 2023. In exchange for the foregoing commitments not to redeem public shares, the Company has agreed to issue or cause to be issued an aggregate of 1,610,000 Class A Shares at the time of the Company’s initial business combination (“Investor Shares”). In addition, the Company has agreed that it will not utilize any funds from the Trust Account to pay any potential excise taxes that may become due pursuant to the IR Act upon a redemption of public shares, including in connection with the Charter Amendment, an initial business combination or liquidation of the Company. The Company evaluated the classification and accounting of the issuance of the Class A shares under ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”. The Company concluded that the monetary value of the obligation is a known and fixed amount at inception as the monetary value of the obligation will be defined and provided to each investor with the final number of Investor Shares stated in the non-redemption agreements. Therefore, the settlement terms of the non-redemption agreement (i.e., number of shares held by the Holder) is considered an input into a fixed-for-fixed contract and the shares issued will be recorded in equity. The Company estimated the aggregate fair value of the 1,610,000 Investor Shares attributable to the non-redeeming shareholders to be $708,400 or $0.44 per share. The fair value of the Investor Shares was recorded as an expense with a corresponding credit to additional paid-in capital.